Inx Token Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Inx Token Warrant Liability [Abstract]
Schedule of warrant liability composition
	Year ended December 31,
	2022	2021
INX Token warrant liability:
Warrants granted to employees and service providers	$1,580	$9,814

	$1,580	$9,814

Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants
	December 31, 2022	December 31, 2021
Expected volatility of the token prices (%)	67.51% - 86.39%	63% - 99%
Risk-free interest rate (%)	3.88% - 4.69%	0.19% - 1.52%
Expected life of warrant (years)	0.08 - 10	0.25 - 4
Exercise price	$0.01 – $2.86	$0.01 - $2.11

Schedule of changes in the number of INX Token warrants
	2022		2021
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Tokens warrants outstanding at beginning of year (*)	5,660,861	$0.52	5,926,083	$0.066
INX Token warrants granted	4,388,043	0.25	8,685,071	0.292
INX Token warrants forfeited	(491,833)	1.40	(512,933)	0.270
INX Token warrants expired	(50,261)	0.03	-	-
INX Token warrants exercised (INX Token issued)	(2,534,618)	0.06	(8,437,360)	0.129

INX Token warrants outstanding at the end of year	6,972,192	$0.46	5,660,861	$0.52

INX Token warrants exercisable at the end of year	3,718,955	$0.16	3,947,861	$0.13

(*)	During the year ended December 31, 2022, the Company issued an option to modify certain token warrants originally issued to employees of the Company in 2021 and 2022. As result, during 2022, terms for 1,801,500 INX token warrants were modified to include a new exercise price and a new vesting schedule, which resulted in the increase in the fair value of the INX Token warrants of $8.

Schedule of token-based compensation
	Year ended December 31,
	2022	2021	2020
Operating expenses (income):
Research and development	$135	$262	$336
Sales and marketing	437	177	423
General and administrative	820	6,736	3,174
Fair value adjustment of INX Token warrant liability to employees and service providers	(8,294)	12,626	-
Total token-based compensation	$(6,902)	$19,801	$3,933